Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Line Items]
Damages sought		$ 834
Commitment to fund limited partnership investments	64	64
Commitment to fund U.S. commercial mortgage loan investments	60	44
Maximum potential amount of future obligation		953	849
Loss contingency settlement payment	4
loss contingency settlement payment period	10 years
Rivermont Insurance Company I
Commitments and Contingencies Disclosure [Line Items]
One time commitment fee		2
Maximum potential amount of future obligation		$ 95